BETH LOWSON
                                                                         Counsel
                                                                  (212) 314-3939
EQUITABLE LOGO                                               Fax: (212) 707-7927

                                                                  LAW DEPARTMENT



                                                            May 5, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: The Equitable Life Assurance Society of the United States Separate Account No. FP
          Form S-6 Registration Statement
          File No. 333-17665
          CIK No. 0000771726


                           CERTIFICATION PURSUANT TO
                               RULE 497(j) OF THE
                             SECURITIES ACT OF 1933

Ladies and Gentlemen:


     This certification applies to the following document:

     The supplement dated May 1, 2000 consisting of 113 pages.

     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:

          (1) The form of supplement that would have been filed under paragraph
(b) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission; and

     (2) The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

                                        Very truly yours,



                                  By:   /s/ Beth Lowson
                                        ----------------
                                        Beth Lowson




           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104